Expenses by Nature - Summary of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Raw material used, changes in inventories and others	₩ 39,279,866	₩ 38,884,690	₩ 35,584,184
Employee benefits	3,623,611	3,639,192	3,357,861
Outsourced processing cost	8,250,372	7,462,656	7,074,948
Electricity	912,832	949,435	933,045
Depreciation	3,029,868	2,911,048	2,887,646
Amortization	431,247	356,581	409,774
Freight and custody	1,446,628	1,414,940	1,336,969
Sales commissions	73,941	79,080	115,925
Loss on disposal of property, plant and equipment	120,227	117,614	151,343
Impairment loss on property, plant and equipment	442,700	1,004,704	117,231
Impairment loss on goodwill and intangible assets	191,021	337,519	167,995
Donations	51,567	52,074	51,424
Other	4,168,470	4,445,124	4,253,625
Expenses by nature	62,022,350	61,654,657	56,441,970
Wages and salaries	3,313,642	3,372,831	3,105,364
Expenses related to post-employment benefits	309,969	266,361	252,497
Employee benefits expenses	₩ 3,623,611	₩ 3,639,192	₩ 3,357,861